Recoverable taxes	12 Months Ended
Dec. 31, 2017
Recoverable Taxes
Recoverable taxes

14Recoverable taxes

	2017	2016

Withholding tax and prepaid Income Tax (IRPJ) and Social Contribution (CSLL)	1,150,492	988,113
Value-added Tax on Sales and Services (ICMS and IPI) on purchases of raw materials and supplies	1,210,235	1,077,366
Tax on Manufactured Products (IPI)	12,422	7,212
Credit related to Reintegra Program	203,540	87,434
Social Integration Program (PIS) and Social Contribution on Revenue (COFINS) Recoverable	738,990	764,253
Provision for the impairment of ICMS credits	(1,174,762)	(1,062,295)

	2,140,917	1,862,083

Current	272,623	144,182

Non-current	1,868,294	1,717,901

Based on the annual budget approved by the Management, the tax credits are expected to be realized as follows:

Amount

In 2018	272,623
In 2019	740,264
In 2020	949,580
In 2021	17,564
In 2022	160,886

2,140,917

Changes in the provision for impairment of the Company’s recoverable taxes are as follows:

	2017	2016

At the beginning of the year	(1,062,295)	(967,332)
Provision for impairment	(112,467)	(94,963)

At the end of the year	(1,174,762)	(1,062,295)

Fibria has been accumulating ICMS credits in the States of Espírito Santo, Bahia and Mato Grosso do Sul since its sales are mostly to foreign customers which are exempt from ICMS. The Management revises on a monthly basis the estimates for the realization of such credits and maintain an impairment provision for the full amount for the credits in States of Mato Grosso do Sul, Bahia and Espírito Santo due to the difficulties for its realization.